Credit facilities (Details Narrative) - CAD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 18, 2018	Sep. 25, 2017	Sep. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Credit facility, amount borrowed				$ 75,934	$ 57,110
Credit Facility - ST [Member]
Statement Line Items [Line Items]
Credit facility, maturity date		Jul. 02, 2018
Description for interest rate	The facility bears interest at a variable rate of LIBOR plus 12.50% (with a LIBOR floor of 2.00%) up to the first $40 million of borrowing, a decrease from the variable rate of LIBOR plus 13.00% (with a LIBOR floor of 2.00%) under the previous Credit Facility - ST. The incremental portion of facility borrowings above $40 million bears interest at a variable rate of LIBOR plus 11.00% (with a LIBOR floor of 2.00%).
Repayment of term loan		$ 30,000
Description for fee payable under facility	Consistent with the previous facility, there is a 0.33% fee on the available but undrawn portion of the $50 million facility.
Credit facility [Member] | Minimum [member]
Statement Line Items [Line Items]
Credit facility other	$ 40,000
Credit facility [Member] | Maximum [member]
Statement Line Items [Line Items]
Credit facility other	$ 50,000
Credit New Facility [Member]
Statement Line Items [Line Items]
Unamortized deferred financing costs				214	191
Credit facility, amount borrowed				$ 44,327	28,749
Credit Facility - Other [Member]
Statement Line Items [Line Items]
Credit facility, maturity date			Jul. 02, 2020
Senior secured credit facility, maximum borrowing capacity		$ 40,000
Term Loan Agreement [Member]
Statement Line Items [Line Items]
Description for the prescribed minimum balance				The prescribed minimum balance was $44 million. The prescribed minimum balance is reset to $33 million in the first quarter of 2019, and will rise incrementally up to $44 million by the maturity date.
Credit Facility - Liquid [Member]
Statement Line Items [Line Items]
Credit facility, maturity date				Aug. 31, 2020
Unamortized deferred financing costs				$ 554	$ 887
Description for interest rate				The term loan bears interest at a variable rate of LIBOR plus 8.00% (with a LIBOR floor of 1.50%)
LIBOR				2.50%	1.56%	0.77%
Credit facility, amount borrowed				$ 32,375	$ 29,439
Credit Facility - Liquid [Member] | September 1, 2015 [Member]
Statement Line Items [Line Items]
Line of credit facility maximum borrowing capacity				50,000
Conditional credit facility may be borrowed under agreement				$ 200,000